INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 3,541	$ 9,261
Cost of revenues	4,065	3,654
Gross profit (loss)	(524)	5,607
Operating expenses:
Research and development expenses	11,414	12,593
Marketing and business development expenses	280	248
General and administrative expenses	4,606	4,670
Total operating expenses	16,300	17,511
Operating loss	(16,824)	(11,904)
Financial and other income, net	2,315	2,528
Loss before taxes on income	(14,509)	(9,376)
Tax expense	(14)	(14)
Net loss	(14,523)	(9,390)
Other comprehensive loss:
Change in unrealized gains (losses) on marketable securities: Unrealized losses arising during the period, net	(27)	(25)
Total comprehensive loss	$ (14,550)	$ (9,415)
Basic net loss per share	$ (0.16)	$ (0.1)
Diluted net loss per share	$ (0.16)	$ (0.1)
Weighted average number of ordinary shares used in computing basic net loss per share	92,917,554	89,518,778
Weighted average number of ordinary shares used in computing diluted net loss per share	92,917,554	89,518,778